Debt	12 Months Ended
Dec. 31, 2020
Borrowings, by type [abstract]
Debt
15. Debt

	December 31, 2020	December 31, 2019
Senior secured notes due 2024, net of unamortized discount and transaction costs of $8,680 (2019 - $13,806)(Note 15 (a))	$226,647	$287,568
Term loan, net of unamortized transaction costs of $1,491 (2019 - $2,239) (Note 15 (b))	131,842	197,761
Revolving credit facility (Note 15 (b))	150,000	—
Redemption option derivative asset (Note 15 (a))	(7,357)	(5,597)
Total debt	$501,132	$479,732
Less: Current portion	66,667	66,667
Non-current portion	$434,465	$413,065

Reconciliation of debt arising from financing activities:

	2020	2020	2019	2019
	Senior notes due 2024 and term loan	Revolving credit facility	Senior notes due 2024 and term loan	Senior notes due 2020

Balance beginning of year	$479,732	$—	$—	$595,977

Financing cash flows related to debt:
Redemption of Senior notes due 2024	(66,047)	—	—	—
Scheduled repayment of term loan	(66,667)	—	—	—
Proceeds from revolving credit facility	—	150,000	—	—
Repayment of Senior notes due 2020	—	—	—	(600,000)
Proceeds from Senior secured notes due 2024, net of discount	—	—	294,000	—
Proceeds from term loan	—	—	200,000	—
Loan financing costs	—	—	(15,583)	—
Total financing cash flows related to debt	(132,714)	150,000	478,417	(600,000)

	$347,018	$150,000	$478,417	$(4,023)

Non-cash changes recorded in debt:
Amortization of discount and transaction costs of Senior notes due 2024 due to early redemption	2,286	—	—	—
Amortization of financing fees and discount relating to Senior notes due 2024 and term loan	3,588	—	2,206	—
Change in fair value of redemption option derivative asset relating to Senior secured notes due 2024	(1,760)	—	(4,224)	—
Prepaid credit facility financing costs	—	—	3,333	—
Amortization of deferred costs for Senior notes due 2020, and deferred costs expensed upon note redemption	—	—	—	4,023

Balance end of year	$351,132	$150,000	$479,732	$—
15. Debt (continued)
(a) Senior Secured Second Lien Notes due 2024
On June 5, 2019, the Company completed an offering of $300,000 senior secured second lien notes (the "senior secured notes”) at 98% of par value, with a coupon rate of 9.5% due June 1, 2024. The senior secured notes pay interest semi-annually on June 1 and December 1, beginning December 1, 2019.
The senior secured notes are redeemable by the Company in whole or in part, for cash:
i)At any time prior to December 1, 2021 at a redemption price equal to the sum of 100% of the aggregate principal amount of the senior secured notes, plus accrued and unpaid interest, and plus a premium equal to (a) the greater of 1% of the principal amount of the senior secured notes to be redeemed and (b) the difference between (i) the outstanding principal amount of the senior secured notes to be redeemed and (ii) the present value of the redemption price of the senior secured notes on December 1, 2021 plus the remaining interest to December 1, 2021 discounted at the treasury yield plus 50 basis points.
ii)At any time prior to December 1, 2021 up to 35% of the original principal amount of the senior secured notes with the net cash proceeds of one or more equity offerings at a redemption price equal to 109.5% of the aggregate principal amount of the senior secured notes redeemed, plus accrued and unpaid interest ("Equity Redemption Option").
iii)On and after the dates provided below, at the redemption prices, expressed as a percentage of the principal amount of the notes to be redeemed, set forth below, plus accrued and unpaid interest on the senior secured notes:
December 1, 2021                       107.125%
December 1, 2022 and thereafter       100.000%
The redemption features above constitute an embedded derivative asset, which is recognized separately at fair value and is classified as fair value through profit and loss. The increase in fair value for the year ended December 31, 2020 is $1,760 (2019 - $4,224).
On August 31, 2020, the Company paid $65,530 to redeem $58,574 of senior secured notes pursuant to the equity redemption option, including a $5,565 redemption premium and $1,391 of interest accrued to the date of redemption. On December 1, 2020, the Company paid $8,183 to redeem $7,473 of senior secured notes pursuant to the equity redemption option, including a $710 redemption premium. As a result of the redemptions, $2,286 of unamortized discount and deferred transaction costs were recognized as finance costs together with the $6,275 redemption premiums.
The senior secured notes are secured on a second lien basis by a general security agreement with the Company’s real property in Canada and shares of SG Resources B.V., Tüprag Metal, Eldorado Gold (Greece) BV, Eldorado Gold (Québec) Inc., all wholly owned subsidiaries of the Company. During the year ended December 31, 2020, the Company paid $1,344 to Tüprag, a subsidiary, relating to guarantee fees.
The senior secured notes contain covenants that restrict, among other things, the ability of the Company to incur certain capital expenditures, distributions in certain circumstances and sales of material assets, in each case, subject to certain conditions. The Company is in compliance with these covenants at December 31, 2020.
The fair market value of the senior secured notes as at December 31, 2020 is $260,500 (2019 - $324,000).
15. Debt (continued)
(b) Senior Secured Credit Facility
In May 2019, the Company executed a $450,000 amended and restated senior secured credit facility (“the third amended and restated credit agreement” or “TARCA”) which consists of the following:
i)A $200,000 non-revolving term loan ("Term loan") with six equal semi-annual payments commencing June 30, 2020.
ii)A $250,000 revolving credit facility with a maturity date of June 5, 2023.
On March 30, 2020, the Company drew $150,000 under the revolving credit facility as a proactive measure in light of the uncertainty surrounding the novel coronavirus ("COVID-19") pandemic. The Company has no immediate need for the funds and this amount remains outstanding at December 31, 2020 (2019 - nil). At December 31, 2020, the $150,000 credit facility draw is classified as non-current according to its contractual maturity.
In 2020, the Company made two scheduled payments of $33,333 each in June and December relating to the $200,000 Term loan.
As at December 31, 2020, the Company has outstanding non-financial (Greece) and Financial (Canada) letters of credit of EUR 57,600 and CAD $400, respectively and totaling $70,800 (2019 - EUR 57,600 and CDN $400, totaling $64,500). The letters of credit were issued to secure certain obligations in connection with the Company's operations (Note 16) and reduce availability under the revolving credit facility by corresponding amounts. In February 2021, the TARCA was amended such that the non-financial letters of credit no longer reduce credit availability under the revolving credit facility. A repayment of $11,100 of principal on the Term loan was made in conjunction with this amendment.
The TARCA contains covenants that restrict, among other things, the ability of the Company to incur additional unsecured indebtedness except in compliance with certain conditions, incur certain lease obligations, make distributions in certain circumstances, sell material assets or carry on a business other than one related to mining. Significant financial covenants include a minimum Earnings before Interest, Taxes, Depreciation and Amortization (“EBITDA”) to interest ratio and a maximum debt net of unrestricted cash ("net debt") to EBITDA ratio ("net leverage ratio"). The Company is in compliance with its covenants at December 31, 2020.
Both the term loan and revolving credit facility bear interest at LIBOR plus a margin of 2.25% – 3.25%, dependent on a net leverage ratio pricing grid. As at December 31, 2020, the Company’s current interest charges and fees are as follows: LIBOR plus margin of 2.25% on the term loan and any amounts drawn from the revolving credit facility; two thirds the applicable margin (1.50%) on non-financial letters of credit plus 0.37%, and 2.25% on financial letters of credit plus 0.37%, secured by the revolving credit facility, and 0.5625% standby fees on the available and undrawn portion of the revolving credit facility.
The TARCA is secured on a first lien basis by a general security agreement from the Company, the Company's real property in Canada and shares of SG Resources B.V., Tüprag Metal, Eldorado Gold (Greece) BV, Eldorado Gold (Québec) Inc., all wholly owned subsidiaries of the Company.
Fees relating to the revolving credit facility have been recorded in other assets at the time of establishment and are being amortized over the term of the TARCA. As at December 31, 2020, the prepaid loan cost was $2,191 (2019 – $2,865).